Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance corporation coverage (in Dollars)			$ 250,000		$ 250,000
Shares subject to possible redemption	10,608,178		10,608,178
Aggregate redemption amount (in Dollars)			$ 188,132,132
Trust account (in Dollars)	$ 113,045,191		$ 113,045,191		$ 294,395,846	$ 290,375,895
Effective tax rate	86.09%	25.40%	54.12%	49.04%
Statutory tax rate	21.00%		21.00%		21.00%	21.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption	10,608,178		10,608,178		28,750,000	28,750,000
Aggregate of shares			25,500,000		25,500,000
Shares of common stock			18,141,822
Redemption price per share (in Dollars per share)	$ 10.37		$ 10.37
Aggregate redemption amount (in Dollars)			$ 188,132,132
Trust account (in Dollars)	$ 113,045,191		$ 113,045,191
Number of classes of shares			2
Class B Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued	7,187,500		7,187,500		7,187,500	7,187,500
Common stock shares outstanding	7,187,500		7,187,500		7,187,500	7,187,500
Number of classes of shares			2